Investment Strategy - Jensen Quality Growth ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Jensen U.S. Quality Index. The Index follows a non-discretionary rules-based methodology (described generally below) to determine the securities included in the Index. The Index is owned and administered by VettaFi LLC (the “Index Provider”), and the Index Provider partnered with Jensen Investment Management, Inc. (the “Adviser”), the Fund’s investment adviser, to co-develop the Index methodology. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, and does not act in the capacity of an index provider.

Jensen U.S. Quality Index
The Index follows a rules-based methodology. The Index is constructed from an initial universe of companies included in the VettaFi US Equity 3000 Index, which represents 3,000 of the largest U.S. equity stocks. The initial universe is then screened and only companies that generate a return on equity of 15% or greater for at least ten consecutive fiscal years are eligible for inclusion in the Index. Companies are then ranked by market capitalization and the largest 100 qualifying stocks are included as Index constituents (each such company, a “Quality Company”). Index constituents are weighted according to their free-float market capitalization. The Index is rebalanced and reconstituted semi-annually, effective on the third Friday of the rebalancing month after market close.

The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in “Quality Companies” that are component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its net assets in equity securities listed on U.S. stock exchanges that are not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in equity securities that are not components of the Index such as a different share class of a company's stock than the share class that is a component of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is concentrated in the technology industry or group of industries.

The Fund does not try to outperform the Index and does not seek to invest in temporary defensive positions when markets decline or appear overvalued.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in “Quality Companies” that are component securities of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index.